Commitments and Contingencies - Additional Information (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 20, 2020 CNY (¥)	Jan. 20, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
Litigation settlement payment			¥ 103,200,000	$ 14,900,000
Restricted cash	¥ 100,300,000	$ 15,374,090			¥ 27,871,552
Cash	360,600,000	55,000,000.0	¥ 18,500,000
Litigation Settlement
Operating Leased Assets [Line Items]
Restricted cash					¥ 18,500,000	$ 2,600,000
Additional Litigation Settlement
Operating Leased Assets [Line Items]
Restricted cash	64,300,000	$ 9,900,000
Loss contingency settlement, accrued	¥ 0